Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	The inventories consist of the following:
	December 31, 2024	December 31, 2023
Raw materials	$149,435	$1,882,987
Finished goods	657,386	29,070,596
Inventories	$806,821	$30,953,583